Accounts and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts and Notes Payable
Summary of accounts and notes payable

The Company’s accounts and notes payable at December 31, 2025 and 2024, are summarized as follows (figures are in thousands of USD):

	December 31,
	2025	2024
Accounts payable - unrelated parties	$211,955	$185,304
Notes payable - unrelated parties (1)	122,349	95,761
Accounts and notes payable - unrelated parties	334,304	281,065
Accounts and notes payable - related parties	16,033	11,743
Balance at end of year	$350,337	$292,808
(1)	Notes payable represent payables in the form of notes issued by the bank. As of December 31, 2025 and 2024, the Company has pledged cash of $52.3 million and $44.1 million, and also has pledged notes receivable of $7.8 million and $2.2 million, respectively, as collateral for banks to endorse the payment of the Company’s notes payable to the noteholder upon maturity. The Company entered into credit facility agreements with various banks, which were secured by property, plant and equipment and land use rights of the Company. As of December 31, 2025 and 2024, the Company has used $76.3 million and $60.2 million of its credit facility, respectively, for issuing bank notes.